Transactions Costs - Summary Of Transactions Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trading income (expense) [abstract]
Separation cost allocation	$ 4,626	$ 0	$ 0
ATVM Loan due diligence costs	3,138	0	0
General Motors investment	2,777	0	0
Total transactions costs	$ 10,541	$ 0	$ 0